Consolidated Statements of Changes in Equity [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Declaration of dividend per share (in dollars per share)	$ 0.125	$ 0.032	$ 0.060